Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net	$ 240,316,024	$ 173,409,113	$ 141,433,641
Cost of revenues	188,725,246	134,504,540	102,567,896
Gross profit	51,590,778	38,904,573	38,865,745
Operating expenses:
Selling, general & administrative expenses	27,772,891	26,318,771	21,329,908
Total operating expenses	27,772,891	26,318,771	21,329,908
Income from operations	23,817,887	12,585,802	17,535,837
Interest expense	(176,422)	(190,808)	(404,958)
Government grants	2,989,897	1,825,402	1,709,297
Other income	1,803,014	1,547,788	552,205
Other expense	(434,048)	(202,688)	(124,370)
Total other income	4,182,441	2,979,694	1,732,174
Income before provision for income taxes	28,000,328	15,565,496	19,268,011
Income tax provision	3,069,477	2,391,371	2,966,880
Net income	24,930,851	13,174,125	16,301,131
Less: net income attributable to noncontrolling interest	70,052	118,114	208,593
Net income attributable to China Customer Relations Centers, Inc.	24,860,799	13,056,011	16,092,538
Comprehensive income
Net income	24,930,851	13,174,125	16,301,131
Other comprehensive income (loss)
Foreign currency translation adjustment	5,855,857	(828,331)	(2,741,283)
Total Comprehensive income	30,786,708	12,345,794	13,559,848
Less: Comprehensive income attributable to noncontrolling interest	56,759	109,238	140,467
Comprehensive income attributable to China Customer Relations Centers, Inc.	$ 30,729,949	$ 12,236,556	$ 13,419,381
Earnings per share attributable to China Customer Relations Centers, Inc.
Basic (in Dollars per share)	$ 1.36	$ 0.71	$ 0.88
Diluted (in Dollars per share)	$ 1.36	$ 0.71	$ 0.88
Weighted average common shares outstanding
Basic (in Shares)	18,329,600	18,329,600	18,329,600
Diluted (in Shares)	18,329,600	18,329,600	18,329,600